TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets and Liabilities
	December 31,
	2024	2023

Carry forward tax losses	$38.2	$36.2
Employee stock based compensation	29.7	30.3
Deferred revenues	3.1	3.0
Tax credits	37.9	32.5
Unrealized loss on marketable securities, net	3.5	11.8
Accrued employee costs	15.7	13.2
Other	19.2	17.3

Deferred tax assets before valuation allowance	147.3	144.3
Valuation allowance – mainly in respect to carryforward losses	(5.5)	(16.7)

Deferred tax asset	141.8	127.6

Intangible assets	(29.6)	(13.4)
Deferred commission	(10.4)	(9.3)
Other	(8.8)	(6.1)

Deferred tax liability	(48.8)	(28.8)

Deferred tax asset, net *)	$93.0	$98.8

*) As of December 31, 2024 and 2023 unrecognized tax benefit in the amounts of $18.3 and $17.0 was presented net from deferred tax asset.

Schedule of Income Before Taxes
	Year ended December 31,
	2024	2023	2022

Domestic	$854.9	$901.6	$897.4
Foreign	117.2	74.0	30.9

	$972.1	$975.6	$928.3

Schedule of Components of Income Tax Expense
	Year ended December 31,
	2024	2023	2022

Domestic taxes:
Current	$120.5	$140.6	$117.7
Deferred	(5.9)	(23.0)	(1.3)

	114.6	117.6	116.4

Foreign taxes:
Current	16.4	13.1	12.7
Deferred	(4.6)	4.6	2.3

	11.8	17.7	15.0

Taxes on income	$126.4	$135.3	$131.4

Schedule of Reconciliation Of Unrecognized Tax Benefits
	December 31,
	2024		2023

Beginning balance		$453.0		$436.3
Decrease related to tax positions taken during prior years		(65.5)		(35.2)
Increase related to tax positions taken during prior years		36.4		-
Increase related to tax positions taken during the current year		53.9		51.9

Ending balance	$	*)477.8	$	*)453.0

*) As of December 31, 2024 and 2023 unrecognized tax benefit in the amounts of $18.3 and $17.0 was presented net from deferred tax asset.

Schedule of Effective Income Tax Reconciliation
	Year ended December 31,
	2024	2023	2022

Income before taxes as reported in the statements of income	$972.1	$975.6	$928.3

Statutory tax rate in Israel	23%	23%	23%

Decrease in taxes resulting from:
Effect of “Technological preferred or Preferred Enterprise” status *)	(11)%	(8)%	(13)%
Others, net	1%	(1)%	4%

Effective tax rate	13%	14%	14%

*) Basic earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.58	$0.66	$0.95

*) Diluted earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.56	$0.65	$0.94